Restricted cash and other non-current assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Restricted cash and other non-current assets	Restricted cash and other non-current assets

	2024	2023
	(in € millions)
Restricted cash
Lease deposits and guarantees	50	50
Other	2	1
Other non-current assets	16	24
Total	68	75